Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities
Deferred underwriting fee	1,847,788	1,846,265	1,848,103
Total Liabilities	2,095,733	1,966,737	2,177,082
Shares Subject to Redemption	94,164,160	94,358,060	94,394,110
Additional Paid in Capital	5,232,995	5,040,582	5,002,694
(Accumulated Deficit)/Retained Earnings	(233,333)	(40,952)	(3,066)
Total Stockholders' Equity	5,000,006	5,000,010	5,000,008
As Reported [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common Stock	94	92	92
As Reported [Member] | Class B Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Common Stock	250	288	288
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities	6,038,351	7,790,373	8,008,352
Deferred underwriting fee	111,970	140,937	142,642
Total Liabilities	6,150,321	7,931,310	8,150,994
Shares Subject to Redemption	(6,150,321)	(7,931,310)	(8,150,990)
Additional Paid in Capital	(1,653,041)	98,964	316,937
(Accumulated Deficit)/Retained Earnings	1,652,978	(99,044)	(317,023)
Total Stockholders' Equity	(1)		(4)
Adjustments [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common Stock	62	80	82
Adjustments [Member] | Class B Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Common Stock
As Adjusted [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liabilities	6,038,351	7,790,373	8,008,352
Deferred underwriting fee	1,959,758	1,987,202	1,990,745
Total Liabilities	8,246,054	9,898,047	10,328,076
Shares Subject to Redemption	88,013,840	86,426,750	86,243,120
Additional Paid in Capital	3,579,954	5,139,546	5,319,631
(Accumulated Deficit)/Retained Earnings	1,419,645	(139,996)	(320,089)
Total Stockholders' Equity	5,000,005	5,000,010	5,000,004
As Adjusted [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A Common Stock	156	172	174
As Adjusted [Member] | Class B Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Common Stock	$ 250	$ 288	$ 288